INVESTMENTS (Details 1)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Investments, All Other Investments [Abstract]
Short-term investment			¥ 4,935,000
Long-term investment	$ 36,585	¥ 5,736,500